Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	US$	US$
Accounts receivable	—	417
Provision for credit losses	—	(92)
Accounts receivable, net	—	325

Schedule of movements in the allowance for credit losses

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	—	—	—
Additions upon acquisition of Ziitech	—	—	70
Additions	—	—	19
Foreign exchange impact	—	—	3
Balance at end of the year	—	—	92